Stock Option Plans - Narrative (Details) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2017	Mar. 31, 2017	Mar. 31, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for grant (in shares)					32,000,000		10,001,250	5,858,469
Reserved for issuance under plans (in shares)					1,068,749,664		121,843,312
Intrinsic value of exercised options					$ 12,200,000	$ 12,400,000	$ 18,300,000	$ 160,000,000
Weighted average grant date value of employee options (in dollars per share)					$ 8.83	$ 10.24	$ 9.37	$ 15.54
Unamortized stock based compensation expense					$ 18,500,000		$ 27,300,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price as percent of fair value (as a percent)					100.00%
Award expiration period (in years)					10 years
Award vesting period (in years)					4 years
Average remaining vesting period (in years)					1 year 8 months 12 days		1 year 6 months
Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					1 year
Award vesting (as a percent)					25.00%
Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					3 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					4 years
Fair value of vested units					$ 700,000	$ 500,000	$ 1,000,000	$ 22,500,000
Restricted stock vested (in shares)					6,025,651
Unamortized stock based compensation expense RSUs					$ 153,200,000		$ 477,000,000
Average remaining vesting period (in years)					1 year 7 months 6 days
Stock-based compensation expense				$ 16,600,000	$ 19,700,000
Restricted stock units | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					1 year
Award vesting (as a percent)					25.00%
Restricted stock units | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					3 years
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for grant (in shares)			2,000,000
Reserved for issuance under plans (in shares)							581,084
Equity Incentive Plan 2008 | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					4 years
Restricted stock vested (in shares)				4,079,131
Stock-based compensation expense	$ 181,500,000
Equity Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for grant (in shares)		30,000,000	30,000,000
Restriction on increase to shares outstanding (as a percent)			5.00%
Reserved for issuance under plans (in shares)					29,848,932
Stock Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance under plans (in shares)					79,258,322
Employee Stock Purchase Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restriction on increase to shares outstanding (as a percent)					1.00%
Reserved for issuance under plans (in shares)		3,000,000	3,000,000		3,000,000
Purchase price (as a percent)		85.00%
Maximum ownership interest for plan participation (as a percent)		5.00%	5.00%
Maximum stock value purchased		$ 25,000	$ 25,000
Maximum shares purchased (in shares)		2,500
Other accrued compensation					$ 3,900,000
Minimum | Employee Stock Purchase Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum payroll deduction (as a percent)		1.00%	1.00%
Maximum | Employee Stock Purchase Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum payroll deduction (as a percent)		15.00%	15.00%
Ten Percent Stockholder | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price as percent of fair value (as a percent)					110.00%